Other Operating Income	12 Months Ended
Dec. 31, 2017
Other Income And Expenses [Abstract]
Other Operating Income
8.	Other Operating Income

Other operating income is summarized as follows:

	Year ended December 31,
	2017	2016	2015
Sundry shipping income	$51	$216	$382
Gain on sale of vessels	—	—	93
	$51	$216	$475